Parent company financial statement - Financial Position (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Assets
Non-current assets	¥ 730,141	¥ 757,920
Cash	260,684	812,620	¥ 77,801	¥ 291,011
Current assets	1,772,771	1,126,930
Total assets	2,502,912	1,884,850
Shareholders' equity
Share capital	268	268
Share premium	134,583	134,583
Accumulated losses	905,009	638,246
Total shareholders' equity	1,689,247	1,334,813	1,101,613	921,668
Liabilities
Other payables due to related parties	35,142	38,612
Current liabilities	806,395	550,037
Total liabilities	813,665	550,037
Total shareholders' equity and liabilities	2,502,912	1,884,850
Parent [Member]
Assets
Other receivables due from subsidiaries	24,994	20,330
Non-current assets	24,994	20,330
Other receivables due from related parties	79,265	86,997
Cash	390	526	¥ 2,508	¥ 105,100
Current assets	79,655	87,523
Total assets	104,649	107,853
Shareholders' equity
Share capital	268	268
Share premium	134,583	134,583
Translation reserve	13,195	9,110
Accumulated losses	(45,679)	(37,503)
Total shareholders' equity	102,367	106,458
Liabilities
Other payables due to third parties	2,280	1,393
Other payables due to related parties	2	2
Current liabilities	2,282	1,395
Total liabilities	2,282	1,395
Total shareholders' equity and liabilities	¥ 104,649	¥ 107,853